Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Schedule of Reconciliation of Financial Statements to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements at December 31, 2025 and 2024, to Form 5500:

	2025	2024
Net assets available for benefits per the financial statements	$152,790,840	$130,544,468
Deemed participant loans	(76,774)	(91,742)
Employer's contribution receivable	(271,795)	(281,198)
Net assets available for benefits per Form 5500	$152,442,271	$130,171,528
The following is a reconciliation of employers’ contributions per the financial statements for the years ended December 31, 2025 and 2024, to Form 5500:

	2025	2024
Employer's contributions per the financial statements	$6,273,085	$6,293,326
Add: Employer's contribution receivable at December 31, 2024	281,198	214,231
Less: Employer's contribution receivable at December 31, 2025	(271,795)	(281,198)
Employer's contributions per Form 5500	$6,282,488	$6,226,359
The following is a reconciliation of benefits paid to participants per the financial statements for the years ended December 31, 2025, and 2024, to Form 5500:

	2025	2024
Benefits paid to participants per the financial statements	$13,352,432	$13,958,627
Distributed participant loans	(41,622)	(30,033)
Balances paid to participants per Form 5500	$13,310,810	$13,928,594